Emerging Markets Equity Select ETF Investment Objectives and Goals - Emerging Markets Equity Select ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Equity Select ETF (RNEM)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Emerging Markets Equity Select ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq Riskalyze Emerging MarketsTM Index (the “Index”).